Loans and financings	12 Months Ended
Dec. 31, 2024
Loans And Financings
Loans and financings

24	Loans and financings

Accounting policy

Loans and financings are initially recognized at fair value, net of transaction costs incurred, and are subsequently measured at amortized cost, unless they are designated as fair value option, if necessary to eliminate the accounting mismatch that would arise if amortized cost were used. Any difference between the proceeds (net of transaction costs) and the total amount payable is recognized in the income statement as interest expense over the period of the loans using the effective interest rate method, except for the loans measured at fair value.

Loans and financings are classified as current liabilities unless the Company has the unconditional right to defer repayment of the liability for at least 12 months after the reporting period.

Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the drawdown occurs.

To the extent that there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

(a)	Composition

					Total		Fair value
				2024	2023	2024	2023
Type	Average interest rate	Current	Non-current	Total	Total	Total	Total
Eurobonds – USD	Pre-USD 6.43%	20,399	1,210,730	1,231,129	1,212,554	1,247,522	1,207,918
BNDES	TJLP + 2.82% SELIC + 3.10% TLP - IPCA + 5.84%	23,072	154,325	177,397	208,947	156,565	187,796
Export credit notes	SOFR TERM + 2.50% SOFR + 2.40%	2,385	181,750	184,135	237,862	184,737	237,791
Debentures	CDI+ 1.50%	3,040	104,270	107,310	-	105,012	-
Other		1,987	60,675	62,662	66,203	58,779	64,497
		50,883	1,711,750	1,762,633	1,725,566	1,752,615	1,698,002
Current portion of long-term loans and financings (principal)		20,811
Interest on loans and financings		30,072
(b)	Loans and financing transactions during the year ended on December 31, 2024

In March 2024, Nexa Recursos Minerais (Nexa BR) entered into a Note agreement in the total principal amount of EUR 27,917 thousand (approximately USD 30,244) at an annual gross interest rate of 5.6% p.a., maturing in June 2024. Additionally, a global derivative contract was established to swap the currency fluctuation of the euro to hedge this loan operation, with a notional value of EUR 27,917, maturing on June 3, 2024, and a coverage percentage of 100% at a cost of CDI (Interbank Certificate of Deposit) + 0.90%. Both contracts were classified as fair value through profit or loss. On June 3, 2024, the Note Agreement was settled in cash, with a total payment of USD 30,683 (EUR 28,234), comprised of USD 30,244 of principal and USD 360 of interest expenses, including USD 79 of exchange variation.

On April 2, 2024, Nexa BR concluded a debenture issuance in the amount of BRL 650,000 (approximately USD 130,099), with an annual interest rate of CDI plus 1.50% p.a., for a 6-year term with semi-annual payments. The debenture was issued under the "Private Instrument of Indenture of the 1st (First) Issuance of Simple Debentures” and submitted for registration with the Brazilian Securities Commission ("CVM") under the automatic distribution registration procedure, pursuant to CVM Resolution 160. The Debenture is characterized as “ESG-linked debentures”, as the Company will have an option of redemption or amortization premium in case it meets certain agreed upon ESG goals.

Early redemption of the full notes or anticipated amortization options will be available from April 1, 2026, subject to an annually decreasing payment of a premium. This premium could be reduced if Nexa meets the annual 2025-2028 greenhouse gas emission reduction targets outlined in Nexa’s ESG goals framework.

On April 9, 2024, the Company concluded a bond offering in the amount of USD 600,000, for a period of 10 years, at an interest rate of 6.75% per year, and used the proceeds to repurchase part of its 2027 and 2028 notes in a concurrent tender offer.

On June 12, 2024, Nexa BR drew from BNDES (Brazilian national bank for economic and social development) an ESG credit line linked to the continuous improvement of the Company's environmental and social indicators, in the amount of BRL 200,000 (approximately USD 40,030), maturing in March 2032. The amortization will occur in 72 consecutive installments after a 2-year grace period provided in the contract, at an annual cost of IPCA plus 5.41% p.a., and a spread rate of 1.84%. After the 2-year grace period, the spread rate of 1.84% can be reduced to 1.44% if ESG goals are met, otherwise, the rate is increased to 2.84%.

Bonds repurchase

On April 10, 2024, the Company repurchased USD 484,504 of its 2027 Notes, or 69.2% of the total outstanding principal amount. In connection with the 2027 tender, the Company paid USD 11,285 in accrued interest, with a total disbursement of USD 495,789. Additionally, related to this transaction, the Company amortized the proportional portion of debt issue costs in the amount of USD 2,605.

On April 15, 2024, concluding the Tender Offer, the Company repurchased a portion of its 2028 Notes, in the amount of USD 99,499, or 19.9% of the total outstanding principal amount. Along with this repurchase, the Company paid USD 1,563 in accrued interest and a premium of USD 1,989, totaling a disbursement of USD 103,051. Furthermore, on the transaction date, the Company also amortized the proportional portion of debt issue costs in the amount of USD 743.

By December 2024, Nexa had a total expense of USD 7,069 (Note 10) regarding bond repurchases (including USD 1,732 in agent fees). Following these transactions, the remaining outstanding principal amounts are USD 215,496 for the 2027 Notes and USD 400,501 for the 2028 Notes.

(c)	Changes in the year

	2024	2023
Balance at the beginning of the year	1,725,566	1,669,259
New loans and financings- note 24 (b)	799,439	56,408
Debt issue costs	(7,577)	(74)
Interest accrual	130,896	112,612
Amortization of debt issue costs	6,182	2,362
Changes in fair value of loans and financings - note 10	3,627	525
Changes in fair value of financing liabilities related to changes in the Company's own credit risk	1,572	583
Debt modification gain - note 24 (g)	(3,142)	-
Payments of loans and financings	(681,475)	(27,087)
Foreign exchange effects	(84,387)	23,996
Interest paid on loans and financings	(128,068)	(113,018)
Balance at the end of the year	1,762,633	1,725,566

(d)	Maturity profile

							2024
	2025	2026	2027	2028	2029	As from 2030	Total
Eurobonds – USD (i)	20,399	(2,609)	216,328	399,896	(541)	597,656	1,231,129
BNDES	23,072	23,642	16,714	16,714	12,142	85,113	177,397
Export credit notes	2,385	(398)	89,591	(419)	92,976	-	184,135
Debentures	3,040	(164)	(164)	(164)	(164)	104,926	107,310
Other	1,987	1,779	1,779	51,779	1,779	3,559	62,662
	50,883	22,250	324,248	467,806	106,192	791,254	1,762,633

(i) The negative balances refer to related funding costs (fee) amortization.

(e)	Analysis by currency

			2024	2023
	Current	Non-current	Total	Total
USD	22,954	1,442,480	1,465,434	1,446,225
BRL	27,929	269,270	297,199	279,341
	50,883	1,711,750	1,762,633	1,725,566

(f)	Analysis by index

			2024	2023
	Current	Non-current	Total	Total
Fixed rate	20,399	1,210,730	1,231,129	1,212,554
SOFR	2,557	231,750	234,307	233,671
TLP	12,000	146,052	158,052	174,000
CDI	3,040	104,270	107,310	54,385
TJLP	5,439	13,374	18,813	26,511
BNDES SELIC	7,448	5,574	13,022	24,445
	50,883	1,711,750	1,762,633	1,725,566

(g)	Export Credit Note rollover

In March 2024, the Company renegotiated a term loan with a principal amount of USD 90,000, maturing in October 2024, and with a cost based on the three-month term SOFR (“Secured Overnight Financing Rate”) plus 1.80% p.a. The renegotiated debt with the same counterparty has a maturity of February 2029 and a cost of three-month term SOFR plus 2.40% p.a. This transaction has been accounted for as debt modification, and a gain of USD 3,142 as disclosed in Note 9.

(h)	Guarantees and financial covenants

The Company has certain loans and financing agreements subject to certain financial covenants at a consolidated level, such as (i) leverage ratio and (ii) capitalization ratio, and (iii) debt service coverage ratio that are measured annually at the end of each reporting period. When applicable, these compliance obligations are standardized for all debt agreements.

In the event of non-compliance with any of the financial covenants, the Company has the possibility of remedying it by granting real guarantees, surety bonds, or presenting bank guarantees for the total outstanding balances, within a period ranging from 60 (sixty) to 120 (one hundred and twenty) days from the date of the filing of the consolidated financial statements or the date of the formal written communication issued by the bank, after bank has received the covenant performance report from the Company, depending on each contract. In case the Company fails to provide any of the remedial measures within the stipulated period, it may result in an event of early maturity of the loans. As a result, the Company may lose the right to defer the payments for more than 12 months and, consequently, may have to classify the loans as current.

As of December 31, 2024, the Company did not comply with one of the financial covenants included in the BNDES loan agreements, referring to the capitalization ratio, which is measured as Equity/Total Assets, and must be equal to or greater than 0.3. This non-compliance is primarily due to losses accumulated in the last three years, impairment losses, one-off events, and negative impacts resulting from the extended ramp-up phase of Aripuanã. The debt continues to be presented as non-current, as the Company obtained bank guarantees prior to December 31,2024. In addition, on February 19, 2025 (subsequent event), the Company obtained a waiver for this covenant comprising the period of December 31, 2024 to December 31, 2025.

The Company remains committed to adopt measures to ensure compliance with all financial ratios and covenants in the up-coming periods, including the review of its capital structure, the implementation of initiatives to improve operational performance and the reduction of risk exposure.

Except for BNDES discussion above, no relevant changes to the contractual guarantees occurred in the year ending on December 31, 2024.